Organization and Reorganization - Comprehensive loss of the group's vie (Details) ¥ in Thousands, $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Net revenue	¥ 65,000	¥ 200,000	¥ 150,000	¥ 120,000	¥ 65,000	$ 92,616	¥ 644,773	¥ 651,013	¥ 280,666
Net (loss)/profit from continuing operations						(36,097)	(251,299)	(75,088)	(75,694)
Net (loss)/profit from discontinued operations						$ 0	0	(3,612)	(14,977)
Major VIEs
Variable Interest Entity [Line Items]
Net revenue							144,115	329,788	280,081
Net (loss)/profit from continuing operations							7,450	(34,674)	(66,300)
Net (loss)/profit from discontinued operations								(3,612)	(14,977)
Net (loss)/profit							¥ 7,450	¥ (38,286)	¥ (81,277)